                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: _____________

  This Amendment (Check only one.}: [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hochschild Mining plc
Address: Calle La Colonia 180
         Urb. El Vivero, Santiago de Surco
         Lima, Peru

Form 13F File Number: 28-14103
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jose A. Palma
Title: Vice President and General Counsel
Phone: 51-1-317-2026

 Signature, Place and Date of Signing:

    /s/ Jose A. Palma               Lima, Peru             November 15, 2011
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  (Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM I3F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:    $243,537
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------  -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------  -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Gold Resource Corp.  COM            38068T105  243,537 14,626,874 SH          SOLE             14,626,874      0    0
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